CONVERTIBLE BONDS PAYABLE (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands		12 Months Ended
	Jun. 05, 2018 USD ($) $ / shares	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
CONVERTIBLE BONDS PAYABLE
Debt issuance costs		¥ 226,085			¥ 273,822
Accrued interests		65,390			¥ 43,776
Denominations for repurchase of Notes | $				$ 1
Conversion of convertible bonds		65
Additional paid-in capital
CONVERTIBLE BONDS PAYABLE
Conversion of convertible bonds		65
Accrued expenses
CONVERTIBLE BONDS PAYABLE
Accrued interests		¥ 3,262
ADS
CONVERTIBLE BONDS PAYABLE
Principal amount | $	$ 1
Conversion rate per US$1,000 principal amount	19.3865
Basis of issuance of shares for debt conversion (in dollar per share) | $ / shares	$ 51.58
Convertible Bonds due 2025
CONVERTIBLE BONDS PAYABLE
Principal amount | $	$ 300,000			$ 299,990
Debt issuance costs | $	$ 8,948
Interest per annum (as a percent)	2.00%
Maximum principal amount convertible to ordinary shares (as a percent)	100.00%
Principal amount converted | $			$ 10
Effective interest rate		2.65%		2.65%	2.65%
Convertible Bonds due 2025 | Additional paid-in capital
CONVERTIBLE BONDS PAYABLE
Conversion of convertible bonds		¥ 65